UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-CSRS CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02857

Name of Fund: BlackRock High Income Fund of BlackRock Bond Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock High
Income Fund of BlackRock Bond Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ,
08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2008

Date of reporting period: 10/01/2007 – 03/31/2008

Item 1 – Report to Stockholders

EQUITIES FIXED INCOME REAL ESTATE LIQUIDITY ALTERNATIVES BLACKROCK SOLUTIONS BlackRock High Income Fund OF BLACKROCK BOND FUND, INC. SEMI-ANNUAL REPORT MARCH 31, 2008 | (UNAUDITED)

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

2 BLACKROCK HIGH INCOME FUND

MARCH 31, 2008

A Letter to Shareholders

Dear Shareholder

Financial markets endured severe bouts of volatility during the reporting period, particularly as the calendar turned to

2008. It was then that fears of an economic recession swelled and credit market strains intensified, producing calamity in the financial system and, ultimately, the demise of major Wall Street firm Bear Stearns.

The Federal Reserve Board (the “Fed”), after cutting the target federal funds rate 100 basis points (1%) between

September 2007 and year-end, stepped up its efforts to support the ailing financial sector in the first three months of

2008. The central bank cut interest rates 125 basis points in January alone, and followed with another 75-basis-point cut on March 18, bringing the target rate to 2.25% . In an unprecedented move, the Fed also extended its financing operations directly to broker/dealers and assisted JPMorgan in its buyout of ill-fated Bear Stearns.

Against this backdrop, investor anxiety has been acute and equity markets have struggled. The S&P 500 Index of U.S.

stocks was down in March, marking the fifth consecutive month of negative returns. International markets outperformed the U.S. for much of 2007, but that trend changed in more recent months as investors grew increasingly reluctant to take on the risks of foreign investing.

In fixed income markets, an ongoing investor flight to quality continued to drive Treasury yields lower and their prices higher. The yield on 10-year Treasury issues, which touched 5.30% in June 2007 (its highest level in five years), fell to

4.04% by year-end and to 3.45% by March 31. Investors largely shunned bonds associated with the housing and credit markets, and the riskier high yield sector landed in negative territory year-to-date. Meanwhile, the municipal bond market has struggled with concerns around the creditworthiness of monoline bond insurers and the failure of auctions for auction rate securities, driving yields higher and prices lower across the curve. At period-end, municipal bonds were trading at higher yields than their Treasury counterparts, a very unusual occurrence by historical standards.

Overall, the major benchmark indexes posted mixed results for the current reporting period, generally reflecting height-

ened investor risk aversion:

Total Returns as of March 31, 2008	6-month	12-month

U.S. equities (S&P 500 Index)	–12.46%	– 5.08%

Small cap U.S. equities (Russell 2000 Index)	–14.02	–13.00

International equities (MSCI Europe, Australasia, Far East Index)	–10.50	– 2.70

Fixed income (Lehman Brothers U.S. Aggregate Index)	+ 5.23	+ 7.67

Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)	+ 0.75	+ 1.90

High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)	– 4.01	– 3.47

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate today’s volatile markets, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets,

we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Fund Summary

Portfolio Management Commentary

How did the Fund perform?
•The Fund’s returns lagged that of the benchmark Lehman Brothers
U.S. Corporate High Yield 2% Issuer Cap Index for the six-month period.

What factors influenced performance?
•The fixed income markets were volatile during the semi-annual period, with all spread sectors underperforming U.S. Treasuries amid a continued
investor flight to quality. The Treasury market rallied in reaction to weak economic activity and ongoing strains within the financial sector stem-
ming from continued write-downs of mortgage-related securities. Over the course of the six months, the yield on the 10-year Treasury note fell from 4.59% to 3.45%, as prices correspondingly rose.

•The main driver of the Fund’s underperformance during the period was the Fund’s large allocation to floating-rate bank loan securities, which declined amid a supply/demand imbalance, forced hedge fund liquida-
tions, and a drop in the London Interbank Offered Rate (“LIBOR”). An underweight in BB-rated credits and an overweight in CCC-rated credits also detracted from performance, as BB-rated issues outperformed lower-rated securities.

•Conversely, the Fund’s cash allocation proved advantageous in a declin-
ing market. Security selection in financials and an underweight relative to the benchmark in the gaming sector also benefited performance.

Describe recent portfolio activity.
•During the period, we increased the Fund’s exposure to floating-rate bank loan securities. While they have weakened recently, we believe bank loans offer tremendous value and are somewhat less vulnerable to the economic slowdown in comparison to many issuers of high yield securities.

•We also reduced the Fund’s high yield exposure over the period and built a sizeable cash position, which would allow us to take advantage of quality credits that had depreciated with the market.

•Finally, we reduced the Fund’s small overweight in B-rated credits and ended the period with a small underweight.

Describe Fund positioning at period-end.
•At period-end, the Fund held a considerable underweight relative to the benchmark in BB-rated issues, a small underweight in B-rated securities, and a small overweight in CCC-rated issues. The Fund maintained over-
weight positions in the wireless telecommunications, media — non-cable and paper sectors, while it was underweight in home construction, electric utilities and healthcare. At March 31, 2008, the Fund had an average credit rating of B, with a 9.45% yield.

•Although turbulence in the high yield market is expected to continue on account of weaker company earnings and the potential for increased defaults, we believe the Fund is well positioned to mitigate these risks and perform competitively.

Fund Profile March 31, 2008

Percent of
Long-Term
Quality Ratings*	Investments

BBB/Baa	8%
BB/Ba	21
B/B	50
CCC/Caa	13
CC/Ca	4
NR (Not Rated)	1
Other**	3

* Using the higher of S&P's or Moody's ratings.
** Includes portfolio holdings in common stocks, preferred stocks, warrants and other interests.

Percent of
Five Largest Industries	Net Assets

Media	14%
Hotels, Restaurants & Leisure	6
Paper & Forest Products	5
Diversified Telecommunication Services	5
Independent Power Producers & Energy Traders	5

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

4 BLACKROCK HIGH INCOME FUND MARCH 31, 2008

Total Return Based on a $10,000 Investment

* Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
† The Fund invests principally in fixed income securities which are rated in the lower rating categories of the established rating services, or in unrated securities of comparable quality.
† † This unmanaged market-weighted Index, which mirrors the high-yield debt market, is comprised of 423 securities rated BBB or below.
† † † This unmanaged Index is comprised of issues that meet the following criteria: at least $150 million par value outstanding; maximum credit rating of Ba1; at least one year to maturity; and no issuer represents more than 2% of the index. The Fund now uses this Index because it best reflects the Fund’s investment strategies.

Performance Summary for the Period Ended March 31, 2008

				Average Annual Total Returns*
			1 Year		5 Years		10 Years
	Standardized	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	30-Day Yields Total Returns		charge	charge	charge	charge	charge	charge

Institutional	9.07%	– 6.13%	– 6.20%	—	+8.81%	—	+3.65%	—
Investor A	8.48	– 6.03	– 6.20	– 9.95%	+8.60	+7.72%	+3.41	+2.99%
Investor B	8.20	– 6.49	– 6.74	–10.22	+8.03	+7.73	+2.88	+2.88
Investor C	7.50	– 6.83	– 7.65	– 8.51	+7.65	+7.65	+2.58	+2.58
Investor C1	8.18	– 6.51	– 6.79	– 7.66	+7.97	+7.97	+2.81	+2.81
Credit Suisse High Yield Index	—	– 3.90	– 3.24	—	+8.85	—	+5.47	—
Lehman Brothers U.S. Corporate High Yield 2%
Issuer Cap Index	—	– 4.01	– 3.47	—	+8.50	—	+4.92	—
Merrill Lynch High Yield Master Index	—	– 4.09	– 3.46	—	+8.45	—	+5.19	—
Ten-Year U.S. Treasury Securities	—	+11.32	+14.39	—	+4.73	—	+5.97	—

* Assuming maximum sales charges. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.
Past performance is not indicative of future results.

Expense Example

		Actual			Hypothetical**
	Beginning	Ending	Expenses	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During	Account Value	Account Value	Paid During
	October 1, 2007	March 31, 2008	the Period*	October 1, 2007	March 31, 2008	the Period*
Institutional	$1,000	$938.70	$ 3.30	$1,000	$1,021.60	$ 3.44
Investor A	$1,000	$939.70	$ 4.36	$1,000	$1,020.50	$ 4.55
Investor B	$1,000	$935.10	$ 7.26	$1,000	$1,017.50	$ 7.57
Investor C	$1,000	$931.70	$10.72	$1,000	$1,013.90	$11.18
Investor C1	$1,000	$934.90	$ 7.45	$1,000	$1,017.30	$ 7.77

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.68% for Institutional, 0.90% for Investor A, 1.50% for Investor B, 2.22% for
Investor C and 1.54% for Investor C1, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.
See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

BLACKROCK HIGH INCOME FUND MARCH 31, 2008 5

About Fund Performance

•Institutional Shares are not subject to any sales charge. Institutional
Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•Investor A Shares incur a maximum initial sales charge (front-end load)
of 4% and a service fee of 0.25% per year (but no distribution fee).

•Investor B Shares are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. In addition, Investor B
Shares are subject to a distribution fee of 0.50% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A
Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

•Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. Prior to October 2, 2006, Investor C Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Investor C Share fees.

•Investor C1 Shares are subject to a distribution fee of 0.55% per year and a service fee of 0.25% per year. In addition, Investor C1 Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

Performance information reflects past performance and does not guar-
antee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a share-
holder would pay on fund distributions or the redemption of fund shares.
The Fund may charge a 2% redemption fee for sales or exchanges of shares within 30 days of purchase or exchange. Performance data does not reflect this potential fee. Figures shown in the performance tables on page 5 assume reinvestment of all dividends and capital gain distri-
butions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example on page 5 (which is based on a hypothetical investment of $1,000 invested on October 1, 2007 and held through March 31,
2008) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number correspon-
ding to their share class under the heading entitled “Expenses Paid
During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’
shareholder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing expenses only, and will not help share-
holders determine the relative total expenses of owning different funds.
If these transactional expenses were included, shareholder expenses would have been higher.

6 BLACKROCK HIGH INCOME FUND

MARCH 31, 2008

Schedule of Investments March 31, 2008 (Unaudited)

(Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)	Value

Aerospace & Defense — 0.6%
DRS Technologies, Inc., 6.625%, 2/01/16	USD 875	$ 855,312
Hawker Beechcraft Acquisition Co. LLC,
8.875%, 4/01/15	600	586,875
L-3 Communications Corp., 5.875%, 1/15/15	3,865	3,700,737
TransDigm, Inc., 7.75%, 7/15/14	1,550	1,550,000

		6,692,924

Airlines — 0.0%
Continental Airlines, Inc. Series 1998-1-C,
6.541%, 9/15/09 (a)	77	76,279

Auto Components — 2.2%
Allison Transmission (a):
11%, 11/01/15	2,860	2,488,200
11.25%, 11/01/15 (b)	6,085	4,840,671
ArvinMeritor, Inc., 8.125%, 9/15/15	2,800	2,282,000
The Goodyear Tire & Rubber Co.:
8.663%, 12/01/09 (c)	1,090	1,083,188
7.857%, 8/15/11	1,960	2,006,550
8.625%, 12/01/11	6,862	7,196,522
4%, 6/15/34 (d)	1,550	3,365,438
Lear Corp., 8.75%, 12/01/16	4,065	3,470,494
Metaldyne Corp., 10%, 11/01/13	2,190	1,314,000

		28,047,063

Automobiles — 0.3%
Ford Motor Co., 8.90%, 1/15/32	4,500	3,375,000

Biotechnology — 0.6%
Angiotech Pharmaceuticals, Inc.,
6.826%, 12/01/13 (c)	9,075	6,942,375

Building Products — 0.8%
Momentive Performance Materials, Inc.,
11.50%, 12/01/16	12,260	9,332,925

Capital Markets — 0.5%
E*Trade Financial Corp.,
12.50%, 11/30/17	6,430	6,301,400

Chemicals — 1.6%
American Pacific Corp., 9%, 2/01/15	3,100	3,014,750
CII Carbon LLC, 11.125%, 11/15/15 (a)	3,240	2,883,600
Hexion U.S. Finance Corp.:
7.565%, 11/15/14 (c)	1,300	1,215,500
9.75%, 11/15/14	3,785	4,059,412
Huntsman International LLC,
7.875%, 11/15/14	575	609,500
Innophos, Inc., 8.875%, 8/15/14	3,055	2,963,350
MacDermid, Inc., 9.50%, 4/15/17 (a)	3,325	2,975,875
Rockwood Specialties Group, Inc.,
7.625%, 11/15/14	EUR 1,125	1,634,013
Terra Capital, Inc. Series B, 7%, 2/01/17	USD 775	764,344

		20,120,344

Commercial Services & Supplies — 1.4%
ARAMARK Corp., 6.739%, 2/01/15 (c)	2,000	1,765,000
Ashtead Capital, Inc., 9%, 8/15/16 (a)	745	603,450
Corrections Corp. of America, 6.75%, 1/31/14	2,025	2,035,125

	Par
Corporate Bonds	(000)	Value

Commercial Services & Supplies (concluded)
DI Finance Series B, 9.50%, 2/15/13	USD 2,355	$ 2,407,988
FTI Consulting, Inc., 7.75%, 10/01/16	550	569,250
Mobile Services Group, Inc., 9.75%, 8/01/14	2,750	2,571,250
PNA Intermediate Holding Corp.,
10.065%, 2/15/13 (b)	1,600	1,235,423
Sally Holdings LLC, 10.50%, 11/15/16 (a)	2,053	1,899,025
US Investigations Services, Inc.,
10.50%, 11/01/15 (a)	2,800	2,282,000
West Corp., 11%, 10/15/16	2,505	2,116,725

		17,485,236

Communications Equipment — 0.8%
Dycom Industries, Inc., 8.125%, 10/15/15	4,005	3,764,700
Nortel Networks Ltd., 8.508%, 7/15/11 (c)	7,280	6,242,600

		10,007,300

Construction Materials — 0.6%
Caue Finance Ltd., 8.875%, 8/01/15 (a)	6,675	7,309,125
Texas Industries, Inc., 7.25%, 7/15/13	680	661,300

		7,970,425

Containers & Packaging — 1.6%
Berry Plastics Holding Corp.:
6.675%, 9/15/14 (c)	3,900	3,081,000
8.875%, 9/15/14	1,715	1,496,337
Graphic Packaging International Corp.,
9.50%, 8/15/13	3,906	3,749,760
Impress Holdings BV, 7.383%, 9/15/13 (a)(c)	1,930	1,601,900
Owens-Illinois, Inc., 7.35%, 5/15/08	625	625,781
Packaging Dynamics Finance Corp.,
10%, 5/01/16 (a)	2,550	1,899,750
Pregis Corp., 12.375%, 10/15/13	4,485	4,171,050
Smurfit-Stone Container Enterprises, Inc.,
8%, 3/15/17	3,910	3,284,400

		19,909,978

Distributors — 0.6%
American Tire Distributors, Inc.,
8.948%, 4/01/12 (c)	6,835	6,117,325
Buhrmann US, Inc., 8.25%, 7/01/14	1,900	1,786,000

		7,903,325

Diversified Financial Services — 1.9%
Ford Motor Credit Co. LLC:
5.80%, 1/12/09	5,290	5,039,709
5.70%, 1/15/10	1,540	1,337,872
5.46%, 1/13/12 (c)	3,815	2,822,112
GMAC LLC:
6%, 12/15/11	1,725	1,289,425
6.75%, 12/01/14	6,920	4,897,291
8%, 11/01/31	3,760	2,694,762
Leucadia National Corp., 8.125%, 9/15/15	6,200	6,231,000

		24,312,171

See Notes to Financial Statements.

BLACKROCK HIGH INCOME FUND

MARCH 31, 2008

7

Schedule of Investments (continued)

(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value

Diversified Telecommunication Services — 4.2%
Cincinnati Bell, Inc., 7.25%, 7/15/13	USD	6,480	$ 6,366,600
Citizens Communications Co., 6.25%, 1/15/13		5,035	4,556,675
Qwest Corp.:
7.50%, 10/01/14		14,300	13,942,500
7.50%, 6/15/23		5,600	4,886,000
Series WI, 6.50%, 6/01/17 (a)		8,500	7,671,250
Wind Acquisition Finance SA,
9.75%, 12/01/15 (a)	EUR	1,000	1,566,916
Windstream Corp.:
8.125%, 8/01/13	USD 11,800		11,593,500
8.625%, 8/01/16		1,235	1,213,388

			51,796,829

Electric Utilities — 1.0%
Edison Mission Energy:
7.75%, 6/15/16		3,375	3,476,250
7%, 5/15/17		1,520	1,512,400
NSG Holdings LLC, 7.75%, 12/15/25 (a)		4,000	3,880,000
Tenaska Alabama Partners LP, 7%, 6/30/21 (a)		4,348	4,054,928

			12,923,578

Electrical Equipment — 1.2%
Superior Essex Communications LLC,
9%, 4/15/12		15,325	14,750,313

Electronic Equipment & Instruments — 0.7%
NXP BV:
7.008%, 10/15/13 (c)		2,915	2,404,875
8.625%, 10/15/15	EUR	690	797,943
Sanmina-SCI Corp.:
6.75%, 3/01/13	USD	615	533,513
8.125%, 3/01/16		6,215	5,500,275

			9,236,606

Energy Equipment & Services — 1.4%
Compagnie Generale de Geophysique-Veritas:
7.50%, 5/15/15		735	746,025
7.75%, 5/15/17		5,335	5,415,025
North American Energy Partners, Inc.,
8.75%, 12/01/11		3,300	3,267,000
SemGroup LP, 8.75%, 11/15/15 (a)		8,200	7,503,000

			16,931,050

Food & Staples Retailing — 0.5%
AmeriQual Group LLC, 9%, 4/01/12 (a)		3,200	2,080,000
Rite Aid Corp., 7.50%, 3/01/17		4,975	4,477,500

			6,557,500

Food Products — 0.1%
DGS International Finance Co., 10%(a)(e)(m)		20,000	0
Smithfield Foods, Inc., 7.75%, 7/01/17		750	731,252

			731,252

Gas Utilities — 0.3%
Transcontinental Gas Pipe Line Corp. Series B,
8.875%, 7/15/12		3,005	3,418,188

	Par
Corporate Bonds	(000)	Value

Health Care Equipment & Supplies — 1.2%
ReAble Therapeutics Finance LLC,
10.875%, 11/15/14 (a)	USD 16,000	$ 15,040,000

Health Care Providers & Services — 2.7%
Accellent, Inc., 10.50%, 12/01/13	5,452	4,361,600
Omnicare, Inc. Series OCR, 3.25%, 12/15/35 (d)	3,650	2,418,125
Tenet Healthcare Corp.:
6.375%, 12/01/11	1,270	1,146,175
6.50%, 6/01/12	14,950	13,193,375
US Oncology, Inc.:
9%, 8/15/12	1,265	1,258,675
10.75%, 8/15/14	6,175	6,097,813
United Surgical Partners International, Inc.,
8.875%, 5/01/17	3,400	3,196,000
Universal Hospital Services, Inc.:
8.288%, 6/01/15 (c)	930	827,700
8.50%, 6/01/15 (b)	1,000	974,167

		33,473,630

Hotels, Restaurants & Leisure — 5.3%
American Real Estate Partners LP, 7.125%, 2/15/13	12,480	11,325,600
Boyd Gaming Corp., 7.125%, 2/01/16	6,850	5,514,250
CCM Merger, Inc., 8%, 8/01/13 (a)	2,525	2,121,000
Fontainebleau Las Vegas Holdings LLC,
10.25%, 6/15/15 (a)	250	176,250
Galaxy Entertainment Finance Co. Ltd. (a):
9.829%, 12/15/10 (c)	1,425	1,410,750
9.875%, 12/15/12	1,800	1,786,500
Great Canadian Gaming Corp., 7.25%, 2/15/15 (a)	2,340	2,225,925
Greektown Holdings, LLC, 10.75%, 12/01/13 (a)	3,560	3,239,600
Harrah’s Operating Co., Inc. (a):
10.75%, 2/01/16	1,000	842,500
10.75%, 2/01/18 (b)	13,500	10,695,692
Little Traverse Bay Bands of Odawa Indians,
10.25%, 2/15/14 (a)	5,965	6,009,737
Pinnacle Entertainment, Inc., 7.50%, 6/15/15 (a)	4,040	3,181,500
Snoqualmie Entertainment Authority,
6.936%, 2/01/14 (a)(c)	1,175	957,625
Station Casinos, Inc., 7.75%, 8/15/16	4,625	3,723,125
Travelport LLC, 7.701%, 9/01/14 (c)	1,545	1,251,450
Tropicana Entertainment LLC Series WI,
9.625%, 12/15/14	830	430,563
Universal City Florida Holding Co. I,
7.989%, 5/01/10 (c)	2,600	2,522,000
Waterford Gaming LLC, 8.625%, 9/15/14 (a)	3,477	3,320,535
Wynn Las Vegas LLC, 6.625%, 12/01/14	6,125	5,895,313

		66,629,915

Household Durables — 1.4%
American Greetings Corp., 7.375%, 6/01/16	3,365	3,339,762
Ashton Woods USA LLC, 9.50%, 10/01/15	8,115	4,341,525
Jarden Corp., 7.50%, 5/01/17	2,705	2,366,875
Stanley-Martin Communities LLC, 9.75%, 8/15/15	14,000	6,720,000
The Yankee Candle Co., Inc., 9.75%, 2/15/17	430	341,850

		17,110,012

See Notes to Financial Statements.

8 BLACKROCK HIGH INCOME FUND

MARCH 31, 2008

Schedule of Investments (continued)

(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value

IT Services — 0.9%
First Data Corp., 9.875%, 9/24/15 (a)	USD	3,620	$ 2,977,450
iPayment Investors LP, 12.75%, 7/15/14 (a)(b)		434	442,590
SunGard Data Systems, Inc., 9.125%, 8/15/13		8,105	8,186,050

			11,606,090

Independent Power Producers & Energy Traders — 4.1%
The AES Corp. 8%, 10/15/17		7,920	8,019,000
Dynegy Holdings, Inc., 7.75%, 6/01/19 (a)		9,625	8,999,375
Energy Future Holding Corp.,
11.25%, 11/01/17 (a)(b)		7,500	7,053,535
NRG Energy, Inc.:
7.25%, 2/01/14		2,635	2,602,062
7.375%, 2/01/16		12,650	12,397,000
Texas Competitive Electric Holdings Co. LLC (a):
10.25%, 11/01/15		1,405	1,399,731
10.50%, 11/01/16 (b)		10,625	10,081,543

			50,552,246

Insurance — 0.1%
USI Holdings Corp., 6.94%, 11/15/14 (a)(c)		1,530	1,105,425

Machinery — 1.1%
Ahern Rentals, Inc., 9.25%, 8/15/13 (a)		900	713,250
Esco Corp. (a):
6.675%, 12/15/13 (c)		1,110	954,600
8.625%, 12/15/13		2,810	2,725,700
RBS Global, Inc., 8.875%, 9/01/16		1,505	1,331,925
Terex Corp., 8%, 11/15/17		6,245	6,213,775
Titan International, Inc., 8%, 1/15/12		2,100	2,058,000

			13,997,250

Marine — 0.1%
Navios Maritime Holdings, Inc.,
9.50%, 12/15/14 (a)		1,217	1,212,436

Media — 10.9%
Affinion Group, Inc.:
10.125%, 10/15/13		1,230	1,222,312
11.50%, 10/15/15		4,660	4,496,900
Barrington Broadcasting Group LLC,
10.50%, 8/15/14		6,255	5,566,950
Bonten Media Acquisition Co., 9%, 6/01/15 (a)(b)		1,530	1,132,200
Cablevision Systems Corp. Series B:
7.133%, 4/01/09 (c)		5,810	5,766,425
8%, 4/15/12		2,875	2,795,937
Charter Communications Holdings I, LLC,
11%, 10/01/15		10,000	6,890,000
Charter Communications Holdings II, LLC,
10.25%, 9/15/10		6,205	5,644,400
Dex Media, Inc., 8%, 11/15/13		4,700	3,431,000
Dex Media West LLC, 9.875%, 8/15/13		4,150	3,610,500
DirecTV Holdings LLC, 8.375%, 3/15/13		1,920	1,946,400
EchoStar DBS Corp., 7.125%, 2/01/16		1,202	1,120,865
Harland Clarke Holdings Corp.:
7.815%, 5/15/15 (c)		980	607,600
9.50%, 5/15/15 (a)		1,180	867,300
Intelsat Corp., 9%, 6/15/16		5,500	5,541,250
Intelsat Subsidiary Holding Co. Ltd.,
8.625%, 1/15/15		8,420	8,483,150

		Par
Corporate Bonds		(000)	Value

Media (concluded)
Liberty Media Corp., 0.75%, 3/30/23 (d)	USD	5,625	$ 5,568,750
Mediacom Broadband LLC, 8.50%, 10/15/15		2,600	2,184,000
NTL Cable Plc:
8.75%, 4/15/14		355	318,612
9.125%, 8/15/16		11,225	10,046,375
Network Communications, Inc.,
10.75%, 12/01/13		200	149,000
Nielsen Finance LLC, 10%, 8/01/14		11,300	11,243,500
PanAmSat Corp., 9%, 8/15/14		390	392,925
Paxson Communications Corp.,
7.508%, 1/15/12 (a)(c)		16,520	13,381,200
ProtoStar I Ltd., 12.50%, 10/15/12 (a)(c)		3,738	3,700,958
R.H. Donnelley Corp.:
6.875%, 1/15/13		2,050	1,250,500
8.875%, 10/15/17 (a)		7,150	4,468,750
Series A-2, 6.875%, 1/15/13		3,900	2,379,000
Series A-3, 8.875%, 1/15/16		1,150	727,375
Rainbow National Services LLC,
10.375%, 9/01/14 (a)		2,123	2,250,380
TL Acquisitions, Inc. (a):
10.50%, 1/15/15		19,215	16,524,900
10.92%, 7/15/15 (f)		2,020	1,444,300
Windstream Regatta Holdings, Inc.,
11%, 12/01/17 (a)		1,393	849,730
Young Broadcasting, Inc., 10%, 3/01/11		700	439,250

			136,442,694

Metals & Mining — 5.0%
Aleris International, Inc., 9%, 12/15/14 (b)		6,590	4,602,737
Blaze Recycling & Metals LLC,
10.875%, 7/15/12 (a)		910	800,800
FMG Finance Pty Ltd., 10.625%, 9/01/16 (a)		2,410	2,711,250
Freeport-McMoRan Copper & Gold, Inc.:
5.883%, 4/01/15 (c)		17,200	16,899,000
8.375%, 4/01/17		8,605	9,132,056
Indalex Holding Corp. Series B, 11.50%, 2/01/14		4,023	3,278,745
Novelis, Inc., 7.25%, 2/15/15		7,475	6,615,375
RathGibson, Inc., 11.25%, 2/15/14		6,900	6,727,500
Ryerson, Inc. (a):
10.614%, 11/01/14 (c)		1,670	1,503,000
12%, 11/01/15		2,280	2,154,600
Steel Dynamics, Inc., 7.375%, 11/01/12 (a)		7,800	7,878,000

			62,303,063

Multi-Utilities — 0.2%
CenterPoint Energy, Inc. Series B, 3.75%, 5/15/23 (d)		1,895	2,394,806

Multiline Retail — 0.1%
Neiman Marcus Group, Inc., 9%, 10/15/15 (b)		1,425	1,404,995

Oil, Gas & Consumable Fuels — 3.5%
Atlas Energy Resources LLC, 10.75%, 2/01/18 (a)		2,370	2,399,625
Berry Petroleum Co., 8.25%, 11/01/16		2,625	2,684,062
Chaparral Energy, Inc., 8.50%, 12/01/15		3,275	2,849,250
Cimarex Energy Co., 7.125%, 5/01/17		2,745	2,724,412
Compton Petroleum Finance Corp.,
7.625%, 12/01/13		4,430	4,241,725

See Notes to Financial Statements.

BLACKROCK HIGH INCOME FUND

MARCH 31, 2008

9

Schedule of Investments (continued)

(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value

Oil, Gas & Consumable Fuels (concluded)
Copano Energy LLC, 8.125%, 3/01/16	USD	350	$ 362,250
Corral Finans AB, 5.758%, 4/15/10 (a)(b)		4,063	3,651,815
Denbury Resources, Inc., 7.50%, 12/15/15		1,750	1,789,375
EXCO Resources, Inc., 7.25%, 1/15/11		3,180	3,092,550
Forest Oil Corp., 7.25%, 6/15/19		5,500	5,596,250
KCS Energy, Inc., 7.125%, 4/01/12		1,696	1,602,720
OPTI Canada, Inc.:
7.875%, 12/15/14		1,090	1,065,475
8.25%, 12/15/14		4,215	4,172,850
Sabine Pass LNG LP, 7.50%, 11/30/16		4,435	4,279,775
Southwestern Energy Co., 7.50%, 2/01/18 (a)		410	424,350
Swift Energy Co., 7.125%, 6/01/17		3,425	3,142,438

			44,078,922

Paper & Forest Products — 4.0%
APP Finance II Mauritius Ltd, 12% (d)(e)		21,000	105,000
Abitibi-Consolidated, Inc.:
8.55%, 8/01/10		320	184,000
6%, 6/20/13		1,285	623,225
8.85%, 8/01/30		435	195,750
Ainsworth Lumber Co. Ltd., 7.25%, 10/01/12		11,025	6,339,375
Boise Cascade LLC, 7.125%, 10/15/14		3,325	3,100,562
Bowater Canada Finance Corp., 7.95%, 11/15/11		4,830	3,308,550
Bowater, Inc., 9%, 8/01/09		2,680	2,251,200
Domtar Corp., 7.125%, 8/15/15		6,550	6,173,375
NewPage Corp.:
10%, 5/01/12 (a)		13,935	14,144,025
10%, 5/01/12		800	812,000
12%, 5/01/13		6,000	6,015,000
Verso Paper Holdings LLC Series B:
6.989%, 8/01/14 (c)		4,635	3,916,575
9.125%, 8/01/14		1,415	1,365,475
11.375%, 8/01/16		1,650	1,513,875

			50,047,987

Pharmaceuticals — 0.3%
Catalent Pharma Solutions, Inc.,
9.50%, 4/15/15 (a)(b)		3,860	3,126,600
PTS Acquisition Corp., 9.75%, 4/15/17 (a)	EUR	510	547,513

			3,674,113

Real Estate Investment Trusts (REITs) — 0.3%
Ventas Realty, LP, 9%, 5/01/12	USD	4,000	4,210,000

Real Estate Management & Development — 0.2%
Realogy Corp.:
10.50%, 4/15/14		3,035	2,041,037
12.375%, 4/15/15		610	271,450

			2,312,487

Road & Rail — 0.2%
Avis Budget Car Rental LLC:
5.565%, 5/15/14 (c)		250	196,250
7.625%, 5/15/14 (a)		2,400	2,070,000

			2,266,250

		Par
Corporate Bonds		(000)	Value

Semiconductors & Semiconductor Equipment — 1.2%
Amkor Technology, Inc.:
7.75%, 5/15/13	USD	1,730	$ 1,578,625
9.25%, 6/01/16		5,745	5,529,562
Freescale Semiconductor, Inc.,
6.675%, 12/15/14 (b)		7,100	5,183,000
Spansion, Inc., 6.201%, 6/01/13 (a)(c)(e)		3,425	2,311,875

			14,603,062

Software — 0.2%
BMS Holdings, Inc., 12.40%, 2/15/12 (a)(b)(c)		3,892	2,458,607

Specialty Retail — 2.6%
Asbury Automotive Group, Inc.:
8%, 3/15/14		8,100	7,047,000
7.625%, 3/15/17		1,660	1,311,400
AutoNation, Inc., 6.258%, 4/15/13 (c)		5,150	4,223,000
Buffets, Inc., 12.50%, 11/01/14 (e)		1,855	55,650
General Nutrition Centers, Inc.:
7.199%, 3/15/14 (b)(c)		8,340	6,957,013
10.75%, 3/15/15		6,740	5,644,750
Group 1 Automotive, Inc., 2.25%, 6/15/36 (f)		2,040	1,300,500
Michaels Stores, Inc., 10%, 11/01/14		950	831,250
United Auto Group, Inc., 7.75%, 12/15/16		5,255	4,545,575

			31,916,138

Textiles, Apparel & Luxury Goods — 0.7%
Levi Strauss & Co., 8.875%, 4/01/16		9,275	8,857,625

Tobacco — 0.4%
Vector Group Ltd., 11%, 8/15/15 (a)		5,500	5,500,000

Wireless Telecommunication Services — 3.7%
BCM Ireland Finance Ltd.,
9.34%, 8/15/16 (c)(g)	EUR	1,420	1,984,023
BCM Ireland Preferred Equity Ltd.,
10.597%, 2/15/17 (a)(b)(c)		3,474	3,729,393
Centennial Communications Corp.:
8.448%, 1/01/13 (c)	USD	3,210	2,792,700
8.125%, 2/01/14		2,260	2,135,700
Cricket Communications, Inc.,
9.375%, 11/01/14 (a)		4,005	3,794,737
Digicel Group Ltd. (a):
8.875%, 1/15/15		3,040	2,538,400
9.125%, 1/15/15 (b)		5,660	4,779,571
FiberTower Corp., 9%, 11/15/12 (a)(d)		3,110	2,499,663
iPCS, Inc., 5.364%, 5/01/13 (c)		4,660	3,588,200
MetroPCS Wireless, Inc., 9.25%, 11/01/14		8,820	8,114,400
Nordic Telephone Co. Holdings ApS,
8.875%, 5/01/16 (a)		1,290	1,251,300
Orascom Telecom Finance SCA,
7.875%, 2/08/14 (a)		1,385	1,284,587
Rural Cellular Corp., 8.25%, 3/15/12		6,725	6,893,125
Sprint Capital Corp., 6.875%, 11/15/28		1,786	1,330,570

			46,716,369

Total Corporate Bonds (Cost — $1,051,289,895) — 73.3%			914,736,183

See Notes to Financial Statements.

10 BLACKROCK HIGH INCOME FUND

MARCH 31, 2008

Schedule of Investments (continued)

(Percentages shown are based on Net Assets)

Common Stocks (h)	Shares	Value

Airlines — 0.2%
Northwest Airlines Corp.	325,536	$ 2,926,569

Capital Markets — 0.1%
E*Trade Financial Corp.	311,240	1,201,386

Communications Equipment — 0.5%
Loral Space & Communications Ltd.	257,872	6,147,668

Diversified Telecommunication Services — 0.0%
PTV, Inc.	2	1,000

Electrical Equipment — 0.6%
Medis Technologies Ltd.	852,625	7,733,309

Paper & Forest Products — 0.1%
Western Forest Products, Inc.	1,610,897	1,804,795

Semiconductors & Semiconductor Equipment — 0.3%
Cypress Semiconductor Corp.	134,315	3,171,177

Total Common Stocks
(Cost — $76,518,279) — 1.8%		22,985,904

	Par
Floating Rate Loan Interests	(000)

Aerospace & Defense — 0.2%
Hawker Beechcraft Acquisition Co.:
LLC Letter of Credit, 4.73%, 3/31/14	USD 182	168,984
LLC Term Loan B, 4.696%, 3/31/14	3,119	2,899,760

		3,068,744

Auto Components — 0.1%
Allison Transmission Term Loan B,
5.74% — 5.75%, 8/07/14	1,496	1,309,745

Capital Markets — 0.1%
Marsico Parent Company, LLC Term Loan B,
5.875% — 7.43%, 11/14/14	1,496	1,361,587

Containers & Packaging — 0.2%
Berry Plastics Corp. Term Loan B,
11.646%, 6/15/14	3,358	2,350,716

Diversified Telecommunication Services — 0.9%
Wind Telecomunicazione SpA Second Lien
Term Loan, 10.92%, 12/17/14	8,415	11,725,115

Health Care Equipment & Supplies — 0.2%
Bausch & Lomb, Inc.:
Delay Draw Term Loan, 5.946%, 4/26/15	275	257,529
Term Loan B, 5.946%, 4/26/15	2,195	2,125,174

		2,382,703

		Par
Floating Rate Loan Interests		(000)	Value

Hotels, Restaurants & Leisure — 0.5%
Travelport, Inc. Term Loan, 10.095%, 3/22/12	USD	8,337	$ 5,669,257

Household Products — 0.2%
Spectrum Brands, Inc.:
Letter of Credit, 2.969%, 4/15/13		117	104,012
Term Loan B-1, 7.065% — 8.62%, 4/15/13		2,327	2,064,983

			2,168,995

IT Services — 0.6%
Alliance Data Systems Term Loan, 5.85%, 12/15/14		8,500	7,905,000

Independent Power Producers &
Energy Traders — 1.0%
TXU Corp.:
Term Loan B-2, 6.478% — 6.596%, 10/14/29		1,493	1,358,345
Term Loan B-3, 6.478% — 6.596%, 10/10/14		11,940	10,835,550

			12,193,895

Media — 3.2%
Catalina Marketing Group Bridge Loan,
8.479%, 10/09/17		12,125	10,427,500
Easton-Bell Sports Inc. Term Loan B,
10.72% — 10.82%, 5/01/12		5,823	4,929,757
Education Media and Publishing First Lien:
Term Loan, 6.901%, 5/15/09		1,000	956,250
Term Loan B, 6.901%, 11/14/14		7,250	6,525,000
Education Media and Publishing Second Lien Term
Loan, 11.401%, 11/14/14		16,688	14,518,288
Intelsat Corp.:
Term Loan B, 5.611%, 1/03/14		997	910,105
Term Loan B2, 5.611%, 1/03/14		998	910,378
Term Loan B2C, 5.611%, 1/03/14		997	910,105

			40,087,383

Oil, Gas & Consumable Fuels — 0.4%
SandRidge Energy, Inc.:
Term Loan, 8.625%, 3/01/15		2,400	2,364,000
Term Loan B, 8.354%, 3/01/14		2,250	2,081,250

			4,445,250

Paper & Forest Products — 1.1%
Cenveo, Inc. Bridge Loan, 8.119%, 9/17/15		4,000	4,000,000
NewPage Corp. Tem Loan B, 6.313%, 12/07/14		2,990	2,917,741
Verso Paper Holdings LLC Term Loan B,
9.489%, 2/01/13		7,180	6,354,300

			13,272,041

Total Floating Rate Loan Interests
(Cost — $116,462,875) — 8.7%			107,940,431

See Notes to Financial Statements.

BLACKROCK HIGH INCOME FUND

MARCH 31, 2008

11

Schedule of Investments (continued)

(Percentages shown are based on Net Assets)

Preferred Stocks	Shares	Value

Diversified Telecommunication Services — 0.0%
PTV, Inc. Series A, 10%	130	$ 26

Oil, Gas & Consumable Fuels — 0.9%
EXCO Resources, Inc., 7% (d)	201	2,211,000
EXCO Resources, Inc., 11%	831	9,141,000

		11,352,000

Total Preferred Stocks (Cost — $10,323,112) — 0.9%		11,352,026

Warrants (i)

Health Care Providers & Services — 0.0%
HealthSouth Corp. (expires 1/16/14)	201,408	50,352

Media — 0.0%
Virgin Media, Inc. (expires 1/10/11)	117,980	10,618

Wireless Telecommunication Services — 0.2%
American Tower Corp. (expires 8/01/08)	3,600	1,989,450

Total Warrants (Cost — $352,197) — 0.2%		2,050,420

	Beneficial
Other Interests (j)	Interest (000)	Value

Media — 0.0%
Adelphia Escrow	USD 25,500	$ 2,550
Adelphia Recovery Trust	31,980	127,922

		130,472

Total Other Interests (Cost — $104,550) — 0.0%		130,472

	Par
Short-Term Securities	(000)

BlackRock Liquidity Series, LLC
Cash Sweep Series, 2.92% (k)(l)	202,015	202,014,567

Total Short-Term Investments
(Cost — 202,014,567) — 16.2%		202,014,567

Total Investments (Cost — $1,457,065,475*) — 101.1%		1,261,210,003
Liabilities in Excess of Other Assets — (1.1%)		(13,131,378)

Net Assets — 100.0%		$1,248,078,625

* The cost and unrealized appreciation (depreciation) of investments, as of March 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 1,459,758,381

Gross unrealized appreciation	$ 11,252,995
Gross unrealized depreciation	(209,801,373)

Net unrealized depreciation	$ (198,548,378)

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be sold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.
(b) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(c) Floating rate security. Rate is as of report date.
(d) Convertible security.
(e) Issuer filed for bankruptcy or is in default of interest payments.
(f) Represents a step bond. Rate shown reflects the effective yield at the time of purchase.
(g) Restricted security as to resale, representing 0.2% of net assets were as follows:

Acquisition
Issue	Date	Cost	Value

BCM Ireland Finance Ltd.,
9.34%, 8/15/16	9/18/2007	$1,955,298	$1,984,023

(h) Non-income producing security.

(i) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(j) Other interests represent beneficial interest in liquidation trusts and other reorganiza-
tion entities and are non-income producing.

(k) Investments in companies considered to be an affiliate of the Fund, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
	Activity	Interest
Affiliate	(000)	Income

BlackRock Liquidity Series, LLC
Cash Sweep Series	$86,252	$2,026,292

(l) Represents the current yield as of report date.
(m) Security is fair valued by the Board of Directors.
• For Fund compliance purposes,the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.
This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

See Notes to Financial Statements.

12 BLACKROCK HIGH INCOME FUND

MARCH 31, 2008

Schedule of Investments (concluded)

• Credit Default Rate Swaps entered into as of March 31,2008 were as follows:

	Notional	Unrealized
	Amount	Appreciation
	(000)	(Depreciation)

Sold credit default protection on
Ford Motor Company and receive 3.80%
Broker, JPMorgan Chase
Expires March 2010	$ 6,000	$ (713,418)
Sold credit default protection on
Ford Motor Company and receive 4.2%
Broker, Deutsche Bank AG London
Expires March 2010	$ 6,000	(672,918)
Sold credit default protection on
Ford Motor Company and receive 4.7%
Broker, Deutsche Bank AG London
Expires June 2010	$ 7,000	(851,606)
Sold credit default protection on
Allied Wast North America, Inc. and
receive 4.75%
Broker, Lehman Brothers Special Finance
Expires March 2013	$ 2,000	47,668
Sold credit default protection on
Allied Waste North America, Inc.and
receive 4.75%
Broker, Lehman Brothers Special Finance
Expires March 2013	$ 2,000	47,694
Sold credit default protection on
Community Health Systems, Inc. and
receive 6.10%
Broker, Deutsche Bank AG London
Expires March 2013	$ 2,500	82,188
Sold credit default protection on
Allied Waste North America, Inc. and
receive 4.98%.
Broker, Lehman Brothers Special Finance
Expires March 2013	$ 2,000	39,374
Sold credit default protection on
Realogy Corp. and receive 5%.
Broker, Goldman Sachs & Co.
Expires June 2014	$ 2,000	(62,714)
Sold credit default protection on
Realogy Corp. and receive 5%
Broker, Goldman Sachs & Co.
Expires June 2014	$ 4,000	(244,627)

Total		$(2,328,359)

• Currency Abbreviations: EUR Euro USD U.S. Dollar

See Notes to Financial Statements.

BLACKROCK HIGH INCOME FUND

MARCH 31, 2008

13

Statement of Assets and Liabilities

March 31, 2008 (Unaudited)

Assets

Investments at value — unaffiliated securities (cost — $1,255,050,908)	$1,059,195,436
Investments at value — affiliated securities (cost — $202,014,567)	202,014,567
Foreign currency at value (cost — $132)	135
Unrealized appreciation on swaps	216,924
Interest receivable	26,214,994
Capital shares sold receivable	6,577,161
Investments sold receivable	2,918,930
Principal paydowns receivable	113,444
Interest receivable on swaps	74,003
Prepaid expenses	34,162
Commitment fee receivable	1,185
Other assets	1,675,962

Total assets	1,299,036,903

Liabilities

Investments purchased payable	33,720,652
Income dividends payable	7,774,313
Unrealized depreciation on swaps	2,545,283
Swap premiums received	2,433,897
Capital shares redeemed payable	1,624,778
Bank overdraft	1,382,621
Other affiliates payable	567,479
Investment advisory fees payable	439,339
Distribution fees payable	424,349
Directors’ fees payable	22,460
Other liabilities	23,107

Total liabilities	50,958,278

Net Assets

Net Assets	$1,248,078,625

Net Assets Consist of

Institutional Common Stock, $0.10 par value, 500,000,000 shares authorized	$ 6,480,176
Investor A Common Stock, $0.10 par value, 500,000,000 shares authorized	12,266,147
Investor B Common Stock, $0.10 par value, 1,500,000,000 shares authorized	2,058,041
Investor C Common Stock, $0.10 par value, 200,000,000 shares authorized	1,871,456
Investor C1 Common Stock, $0.10 par value, 200,000,000 shares authorized	4,347,001
Paid-in capital in excess of par	3,368,080,724
Undistributed net investment income	19,046,741
Accumulated net realized capital loss	(1,966,627,376)
Net unrealized appreciation/depreciation	(199,444,285)

Net Assets	$1,248,078,625

Net Asset Value

Institutional — Based on net assets of $299,056,171 and 64,801,759 shares outstanding	$ 4.61

Investor A — Based on net assets of $566,583,544 and 122,661,467 shares outstanding	$ 4.62

Investor B — Based on net assets of $95,092,875 and 20,580,407 shares outstanding	$ 4.62

Investor C — Based on net assets of $86,489,032 and 18,714,562 shares outstanding	$ 4.62

Investor C1 — Based on net assets of $200,857,003 and 43,470,007 shares outstanding	$ 4.62

See Notes to Financial Statements.

14 BLACKROCK HIGH INCOME FUND

MARCH 31, 2008

Statement of Operations

Six Months Ended March 31, 2008 (Unaudited)

Investment Income

Interest (including $2,026,292 from affiliates)	$ 57,377,896
Dividends	527,747
Other	236,305

Total income	58,141,948

Expenses

Investment advisory	2,752,355
Service — Investor A	734,166
Service and distribution — Investor B	461,631
Service and distribution — Investor C	396,352
Service and distribution — Investor C1	884,222
Transfer agent — Institutional	327,970
Transfer agent — Investor A	520,895
Transfer agent — Investor B	166,984
Transfer agent — Investor C	298,633
Transfer agent — Investor C1	288,934
Accounting services	123,942
Professional	76,242
Printing	71,587
Registration	38,531
Custodian	31,535
Trustees	23,636
Miscellaneous	48,425

Total expenses	7,246,040

Net investment income	50,895,908

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	(29,832,774)
Swaps	747,576
Foreign currency	(17,253)

(29,102,451)

Net change in unrealized appreciation/depreciation on:
Investments	(103,688,630)
Swaps	(2,145,313)
Foreign currency	(910,027)

(106,743,970)

Total realized and unrealized loss	(135,846,421)

Net Decrease in Net Assets Resulting from Operations	$ (84,950,513)

See Notes to Financial Statements.

BLACKROCK HIGH INCOME FUND

MARCH 31, 2008

15

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31, 2008	September 30,
Increase (Decrease) in Net Assets:	(Unaudited)	2007

Operations

Net investment income	$ 50,895,908	$ 103,608,441
Net realized gain (loss)	(29,102,451)	1,501,916
Net change in unrealized appreciation/depreciation	(106,743,970)	(493,403)

Net increase (decrease) in net assets resulting from operations	(84,950,513)	104,616,954

Dividends to Shareholders from

Net investment income:
Institutional	(13,079,848)	(25,539,846)
Investor A	(23,766,867)	(43,344,779)
Investor B	(4,614,187)	(14,730,490)
Investor C	(2,683,901)	(2,166,360)
Investor C1	(8,243,795)	(17,528,927)

Decrease in net assets resulting from dividends to shareholders	(52,388,598)	(103,310,402)

Capital Share Transactions

Net decrease in net assets derived from capital share transactions	(17,417,072)	(43,366,332)

Redemption Fees

Redemption fees	23,736	23,019

Net Assets

Total decrease in net assets	(154,732,447)	(42,036,761)
Beginning of period	1,402,811,072	1,444,847,833

End of period	$1,248,078,625	$1,402,811,072

End of period undistributed net investment income	$ 19,046,741	$ 20,539,431

See Notes to Financial Statements.

16 BLACKROCK HIGH INCOME FUND

MARCH 31, 2008

Financial Highlights
			Institutional
Six Months Ended
	March 31, 2008		Year Ended September 30,
	(Unaudited)	2007	2006	2005	2004	2003
Per Share Operating Performance

Net asset value, beginning of period	$ 5.12	$ 5.12	$ 5.04	$ 5.15	$ 4.92	$ 4.05

Net investment income[1]	0.20	0.39	0.38	0.40	0.37	0.39
Net realized and unrealized gain (loss)	(0.51)[2]	(0.01)[2]	0.08[2]	(0.09)[2]	0.24[2]	0.89

Net increase (decrease) from investment operations	(0.31)	0.38	0.46	0.31	0.61	1.28

Dividends from net investment income	(0.20)	(0.38)	(0.38)	(0.42)	(0.38)	(0.41)

Net asset value, end of period	$ 4.61	$ 5.12	$ 5.12	$ 5.04	$ 5.15	$ 4.92

Total Investment Return[3]

Based on net asset value	(6.13%)[4]	7.75%	9.54%	6.05%	12.63%[5]	32.42%

Ratios to Average Net Assets

Total expenses	0.68%[6]	0.66%	0.64%	0.60%	0.64%	0.61%

Net investment income	8.06%[6]	7.50%	7.55%	7.75%	7.33%	8.69%

Supplemental Data

Net assets, end of period (000)	$ 299,056	$ 331,998	$ 333,995	$ 341,122	$ 539,484	$ 471,771

Portfolio turnover	32%	80%	77%	67%	103%	107%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.01 per share.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Aggregate total investment return.

5 Fund Asset Management, L.P . (an affiliate), reimbursed the Fund in connection with the write-off of an uncollectible interest receivable amount. Reimbursement had no impact on total investment return.

6 Annualized.

See Notes to Financial Statements.

BLACKROCK HIGH INCOME FUND

MARCH 31, 2008

17

Financial Highlights (continued)
			Investor A
Six Months Ended
	March 31, 2008		Year Ended September 30,
	(Unaudited)	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$ 5.12	$ 5.12	$ 5.05	$ 5.15	$ 4.92	$ 4.05

Net investment income[1]	0.19	0.38	0.37	0.39	0.36	0.38
Net realized and unrealized gain (loss)	(0.49)[2]	—[2]	0.06[2]	(0.09)[2]	0.23[2]	0.89

Net increase (decrease) from investment operations	(0.30)	0.38	0.43	0.30	0.59	1.27

Dividends from net investment income	(0.20)	(0.38)	(0.36)	(0.40)	(0.36)	(0.40)

Net asset value, end of period	$ 4.62	$ 5.12	$ 5.12	$ 5.05	$ 5.15	$ 4.92

Total Investment Return[3]

Based on net asset value	(6.03%)[4]	7.51%	9.06%	5.99%	12.35%[5]	32.13%

Ratios to Average Net Assets

Total expenses	0.90%[6]	0.89%	0.89%	0.85%	0.89%	0.86%

Net investment income	7.84%[6]	7.27%	7.29%	7.58%	7.09%	8.39%

Supplemental Data

Net assets, end of period (000)	$ 566,584	$ 607,913	$ 551,649	$ 488,006	$ 471,585	$ 411,467

Portfolio turnover	32%	80%	77%	67%	103%	107%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.01 per share.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Aggregate total investment return.

5 Fund Asset Management, L. P. (an affiliate), reimbursed the Fund in connection with the write-off of an uncollectible interest receivable amount. Reimbursement had no impact on total investment return.

6 Annualized.

See Notes to Financial Statements.

18 BLACKROCK HIGH INCOME FUND

MARCH 31, 2008

Financial Highlights (continued)
			Investor B
Six Months Ended
	March 31, 2008		Year Ended September 30,
	(Unaudited)	2007	2006	2005	2004	2003
Per Share Operating Performance

Net asset value, beginning of period	$ 5.13	$ 5.12	$ 5.05	$ 5.15	$ 4.92	$ 4.05

Net investment income[1]	0.18	0.35	0.34	0.36	0.34	0.36
Net realized and unrealized gain (loss)	(0.51)[2]	0.01[2]	0.07[2]	(0.08)[2]	0.23[2]	0.88

Net increase (decrease) from investment operations	(0.33)	0.36	0.41	0.28	0.57	1.24

Dividends from net investment income	(0.18)	(0.35)	(0.34)	(0.38)	(0.34)	(0.37)

Net asset value, end of period	$ 4.62	$ 5.13	$ 5.12	$ 5.05	$ 5.15	$ 4.92

Total Investment Return[3]

Based on net asset value	(6.49%)[4]	7.14%	8.49%	5.44%	11.77%[5]	31.45%

Ratios to Average Net Assets

Total expenses	1.50%[6]	1.43%	1.42%	1.37%	1.40%	1.39%

Net investment income	7.26%[6]	6.72%	6.78%	6.99%	6.57%	8.00%

Supplemental Data

Net assets, end of period (000)	$ 95,093	$ 152,559	$ 284,787	$ 428,812	$ 648,270	$ 852,371

Portfolio turnover	32%	80%	77%	67%	103%	107%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.01 per share.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Aggregate total investment return.

5 Fund Asset Management, L. . (an affiliate), reimbursed the Fund in connection with the write-off of an uncollectible interest receivable amount. Reimbursement had no impact on total investment return.

6 Annualized.

See Notes to Financial Statements.

BLACKROCK HIGH INCOME FUND

MARCH 31, 2008

19

Financial Highlights (continued)

	Investor C
		Period
	Six Months	October 2,
	Ended	2006[1] to
	March 31, 2008	September 30,
	(Unaudited)	2007

Per Share Operating Performance

Net asset value, beginning of period	$ 5.13	$ 5.13

Net investment income[2]	0.14	0.29
Net realized and unrealized gain (loss)[3]	(0.49)	0.03

Net increase (decrease) from investment operations	(0.35)	0.32

Dividends from net investment income	(0.16)	(0.32)

Net asset value, end of period	$ 4.62	$ 5.13

Total Investment Return[4]

Based on net asset value	(6.83%)[5]	6.30%[5]

Ratios to Average Net Assets[6]

Total expenses	2.22%	2.16%

Net investment income	6.52%	6.05%

Supplemental Data

Net assets, end of period (000)	$ 86,489	$ 70,070

Portfolio turnover	32%	80%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Includes a redemption fee, which is less than $0.01 per share.

[4]	Total investment returns exclude the effects of sales charges.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Financial Statements.

20 BLACKROCK HIGH INCOME FUND

MARCH 31, 2008

Financial Highlights (concluded)
			Investor C1
Six Months Ended
	March 31, 2008		Year Ended September 30,
	(Unaudited)	2007	2006	2005	2004	2003
Per Share Operating Performance

Net asset value, beginning of period	$ 5.13	$ 5.12	$ 5.05	$ 5.15	$ 4.92	$ 4.05

Net investment income[1]	0.18	0.35	0.34	0.36	0.33	0.35
Net realized and unrealized gain (loss)	(0.51)[2]	0.01[2]	0.08[2]	(0.09)[2]	0.23[2]	0.89

Net increase (decrease) from investment operations	(0.33)	0.36	0.42	0.27	0.56	1.24

Ddividends from net investment income	(0.18)	(0.35)	(0.35)	(0.37)	(0.33)	(0.37)

Net asset value, end of period	$ 4.62	$ 5.13	$ 5.12	$ 5.05	$ 5.15	$ 4.92

Total Investment Return[3]

Based on net asset value	(6.51%)[4]	7.07%	8.42%	5.38%	11.72%[5]	31.38%

Ratios to Average Net Assets

Total expenses	1.54%[6]	1.50%	1.48%	1.43%	1.46%	1.44%

Net investment income	7.22%[6]	6.66%	6.70%	7.00%	6.53%	7.88%

Supplemental Data

Net assets, end of period (000)	$ 200,857	$240,270	$ 274,416	$ 220,443	$ 191,203	$ 177,568

Portfolio turnover	32%	80%	77%	67%	103%	107%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.01 per share.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Aggregate total investment return.

5 Fund Asset Management, L. . (an affiliate), reimbursed the Fund in connection with the write-off of an uncollectible interest receivable amount. Reimbursement had no impact on total investment return.

6 Annualized.

See Notes to Financial Statements.

BLACKROCK HIGH INCOME FUND

MARCH 31, 2008

21

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

BlackRock High Income Fund (the “Fund”), a series of BlackRock
Bond Fund, Inc. (the “Bond Fund”), is registered under the Investment
Company Act of 1940, as amended, (the “1940 Act”), as a diversified, open-end management investment company. The Fund’s financial state-
ments are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Fund offers multiple classes of shares. Institutional
Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are sold with a front-end sales charge.
Investor B, Investor C and Investor C1 Shares may be subject to a con-
tingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B, Investor C and Investor C1 Shares
bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and Investor C1 Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B sharehold-
ers may vote on material changes to the Investor A distribution plan).

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments: The Fund values its corporate bond investments on the basis of last available bid price or current market quotations pro-
vided by dealers or pricing services selected under the supervision of the Fund’s Board of Directors (the “Board”). Floating rate loan interests are valued at the mean between the last available bid prices from one or more brokers or dealers as obtained from a pricing service. Swap agreements are valued by quoted fair values received daily by the Fund’s pricing service. Short-term securities may be valued at amortized cost.
Investments in open-end investment companies are valued at net asset value each business day. In determining the value of a particular invest-
ment, pricing services may use certain information with respect to trans-
actions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures based on valuation technology commonly employed in the market for such investments.

Equity investments traded on a national securities exchange or the
NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. Equity invest-
ments traded on a national exchange for which there were no sales on that day and equity investments traded on over-the-counter (“OTC”)

markets for which market quotations are readily available are valued at the last available bid price.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value
Assets”). When determining the price for Fair Value Assets, the invest-
ment advisor and/or sub-advisor seeks to determine the price that the
Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York
Stock Exchange (“NYSE”). The values of such securities used in comput-
ing the net assets of the Fund are determined as of such times. Foreign currency exchange rates will generally be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net assets.
If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materi-
ally affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board.

Derivative Financial Instruments: The Fund may engage in various portfolio investment strategies to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and move-
ments in the securities markets. Losses may arise if the value of the con-
tract decreases due to an unfavorable change in the price of the under-
lying security, or if the counterparty does not perform under the contract.

•Credit Default Swaps — The Fund may invest in credit default swaps, which are agreements in which one party pays fixed periodic pay-
ments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a negative credit event take place. These periodic payments received or made by the
Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are also real-
ized upon termination of the swap agreements. Swaps are marked-
to-market daily and changes in value are recorded as unrealized

22 BLACKROCK HIGH INCOME FUND

MARCH 31, 2008

Notes to Financial Statements (continued)

appreciation (depreciation). Risks arise from the possible inability of the counterparties to meet the terms of their contracts. The Fund is exposed to credit loss in the event of non-performance by the other party to the swap.

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Fund reports foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such compo-
nents are treated as ordinary income for federal income tax purposes.

Floating Rate Loans: The Fund invests in floating rate loans, which are generally non-investment grade, made by banks, other financial institu-
tions and privately and publicly offered corporations. Floating rate loans generally pay interest at rates that are periodically predetermined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more U.S. banks or (iii) the certificate of deposit rate. The Fund considers these investments to be investments in debt securities for purposes of its investment policies.

The Fund earns and/or pays facility and other fees on floating rate loans. Other fees earned/paid include commitment, amendment, con-
sent, commissions and prepayment penalty fees. Facility, amendment and consent fees are typically amortized as premium and/or accreted as discount over the term of the loan. Commitment, commission and various other fees are recorded as income or expense. Prepayment penalty fees are recorded as gains or losses. When the Fund buys a floating rate loan it may receive a facility fee and when it sells a floating rate loan it may pay a facility fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underly-
ing line of credit portion of a floating rate loan. In certain circumstances, a Fund may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Other fees received by a Fund may include covenant waiver fees and covenant modification fees.

The Fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loans are usually freely callable at the issuer’s option.
The Fund may invest in such loans in the form of participations in loans
(“Participations”) and assignments of all or a portion of loans from third parties. Participations typically will result in the Fund having a contractu-
al relationship only with the lender, not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower.

In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loans, nor any rights of offset against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation.

As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the Participation. The Fund’s investments in loan participation interests involve the risk of insolvency of the financial inter-
mediaries who are parties to the transactions. In the event of the insol-
vency of the lender selling the Participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.

Preferred Stock: The Fund may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteris-
tics. Unlike interest payments on debt securities, preferred stock divi-
dends are payable only if declared by the issuer’s board of directors.
Preferred stock also may be subject to optional or mandatory redemp-
tion provisions.

Segregation: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Fund segregate assets in connection with certain investments
(e.g., swaps), the Fund will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

BLACKROCK HIGH INCOME FUND

MARCH 31, 2008

23

Notes to Financial Statements (continued)

Investment Transactions and Net Investment Income: Investment trans-
actions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. The Fund amortizes all premiums and discounts on debt securi-
ties. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

Bank overdraft: The Fund recorded a bank overdraft, which resulted from failing trades that settled the next day.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment compa-
nies and to distribute substantially all of its taxable income to its share-
holders. Therefore, no federal income tax provision is required.

Effective March 31, 2008, the Fund implemented Financial Account-
ing Standards Board (“FASB”) Interpretation No. 48, “Accounting for
Uncertainty in Income Taxes — an interpretation of FASB Statement No.
109” (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The investment advisor has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 did not have a material impact on the Fund’s financial state-
ments. The Fund files U.S. and various state tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s tax returns remains open for the years ended September 30,
2004 through September 30, 2006. The statute of limitations on the
Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In September 2006, Statement
of Financial Accounting Standards No. 157, “Fair Value Measurements”
(“FAS 157”), was issued and is effective for fiscal years beginning after
November 15, 2007. FAS 157 defines fair value, establishes a frame-
work for measuring fair value and expands disclosures about fair value measurements. The impact on the Fund’s financial statement disclo-
sures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting
Standards No. 159, “The Fair Value Option for Financial Assets and
Financial Liabilities” (“FAS 159”), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November
15, 2007, provided the entity also elects to apply the provisions of FAS
157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presen-
tation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Fund’s financial state-
ment disclosures, if any, is currently being assessed.

In March 2008, Statement of Financial Accounting Standards No. 161,
“Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. The investment advisor is currently evaluating the implications of FAS 161 and the impact on the Fund’s financial state-
ment disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2. Investment Advisory Agreement and Transactions with
Affiliates:

Bond Fund, on behalf of the Fund entered into an Investment Advisory
Agreement with BlackRock Advisors, LLC (“the Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc. to provide investment adviso-
ry and administration services. Merrill Lynch & Co., Inc. (“Merrill Lynch”)
and The PNC Financial Services Group, Inc. (“PNC”) are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such servic-
es, the Fund pays a monthly fee with respect to the Fund based upon the aggregate average daily value of the net assets of the Fund and
Master Total Return Portfolio of Master Bond LLC (“Master LLC”) at the
following annual rates: 0.55% of the Bond Fund’s average daily net

24 BLACKROCK HIGH INCOME FUND

MARCH 31, 2008

Notes to Financial Statements (continued)

assets not exceeding $250 million; 0.50% of average daily net assets in excess of $250 million but not exceeding $500 million; 0.45% of aver-
age daily net assets in excess of $500 million but not exceeding $750 million; and 0.40% of average daily net assets in excess of $750 mil-
lion. For the six months ended March 31, 2008, the aggregate average daily net assets of the Fund and Master LLC, was approximately
$5,293,141,361.

In addition, the Advisor has entered into a sub-advisory agreement with BlackRock Financial Management, Inc. (“BFM”), an affiliate of the
Advisor, under which the Advisor pays BFM for services it provides, a monthly fee that is an annual percentage of the investment advisory fee paid by the Fund to the Advisor. For the six months ended March 31,
2008, the Fund reimbursed the Advisor $11,945 for certain accounting services, which are included in accounting services expenses in the
Statement of Operations.

The Fund has also entered into separate Distribution Agreements and
Distribution Plans with FAM Distributors, Inc. (“FAMD”) and BlackRock
Distributors, Inc. and its affiliates (“BDI”) (collectively, the “Distributor”).
FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc. and BDI is an affiliate of BlackRock, Inc.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Distributor ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

	Service	Distribution
	Fee	Fee

Investor A	0.25%	—
Investor B	0.25%	0.50%
Investor C	0.25%	0.75%
Investor C1	0.25%	0.55%

Pursuant to sub-agreements with each Distributor, broker-dealers, includ-
ing Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), a
wholly owned subsidiary of Merrill Lynch, and the Distributor provide shareholder servicing and distribution services to the Fund. The ongoing service fee compensates the Distributor and each broker-dealer for providing shareholder servicing to Investor A, Investor B, Investor C and
Investor C1 shareholders. The ongoing distribution fee compensates each Distributor and each broker-dealer for providing distribution-related services to Investor B, Investor C and Investor C1 shareholders.

For the six months ended March 31, 2008, the affiliates earned underwriting discounts, direct commissions and its dealer concessions on sales of the Fund’s Investor A shares which totaled $202,574.

For the six months ended March 31, 2008, affiliates received contingent deferred sales charges of $45,306, $23,607 and $3,341 relating to transactions in Investor B, Investor C and Investor C1 Shares, respec-
tively. Furthermore, affiliates received contingent deferred sales charges of $467 relating to transactions subject to front-end sales charge waivers on Investor A Shares.

The Advisor maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to share-
holder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of
Fund shares. During the six months ended March 31, 2008 the following amounts have been accrued by the Fund to reimburse the Advisor for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statements of Operations.

Call Center
Fees

Institutional	$ 3,822
Investor A	$ 5,796
Investor B	$ 1,908
Investor C	$ 534
Investor C1	$ 1,938

PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Advisor, serves as transfer agent. Each class of the Fund bears the costs of transfer agent fees associated with such respective classes.
Transfer agency fees borne by each class of the Fund are comprised of those fees charged for all shareholder communications including share-
holder reports, dividend and distribution notices, and proxy materials for shareholder meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the
Fund, 12B-1 fee calculation, check writing, anti-money laundering serv-
ices, and customer identification services.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales (including paydowns) of investments, excluding short-term securities, for the six months ended March 31, 2008 were
$396,672,631 and $503,313,569, respectively.

BLACKROCK HIGH INCOME FUND

MARCH 31, 2008

25

Notes to Financial Statements (continued)

4. Capital Share Transactions:
Transactions in common stock for each class were as follows:
	Six Months Ended		Year Ended
	March 31, 2008		September 30, 2007
	Shares	Amount	Shares	Amount
Institutional Shares

Shares sold	3,902,428	$ 18,881,112	8,673,091	$ 45,519,325
Shares issued to shareholders in reinvestment of dividends	2,112,694	10,232,404	3,803,831	19,832,811

Total issued	6,015,122	29,113,516	12,476,922	65,352,136
Shares redeemed	(6,067,632)	(29,438,688)	(12,893,307)	(67,326,087)

Net decrease	(52,510)	$ (325,172)	(416,385)	$ (1,973,951)

Investor A

Shares sold and automatic conversion of shares	12,892,452	$ 62,999,127	31,571,507	$ 164,860,544
Shares issued to shareholders in reinvestment of dividends	3,206,028	15,535,429	5,420,701	28,266,616

Total issued	16,098,480	78,534,556	36,992,208	193,127,160
Shares redeemed	(12,083,005)	(59,030,134)	(26,049,504)	(136,317,588)

Net increase	4,015,475	$ 19,504,422	10,942,704	$ 56,809,572

Investor B

Shares sold	431,750	$ 2,121,500	1,639,853	$ 8,588,561
Shares issued to shareholders in reinvestment of dividends	512,638	2,493,835	1,474,310	7,703,215

Total issued	944,388	4,615,335	3,114,163	16,291,776
Shares redeemed and automatic conversion of shares	(10,130,878)	(49,434,397)	(28,939,840)	(151,179,206)

Net decrease	(9,186,490)	$ (44,819,062)	(25,825,677)	$(134,887,430)

			Period
	Six Months Ended		October 2, 2006* to
	March 31, 2008		September 30, 2007
	Shares	Amount	Shares	Amount

Investor C

Shares sold	6,439,303	$ 31,485,569	14,341,441	$ 75,017,650
Shares issued to shareholders in reinvestment of dividends	500,777	2,420,260	372,240	1,935,309

Total issued	6,940,080	33,905,829	14,713,681	76,952,959
Shares redeemed	(1,893,765)	(9,150,052)	(1,045,434)	(5,447,255)

Net increase	5,046,315	$ 24,755,777	13,668,247	$ 71,505,704

	Six Months Ended		Year Ended
	March 31, 2008		September 30, 2007
	Shares	Amount	Shares	Amount

Investor C1

Shares sold	43,147	$ 207,664	145,562	$ 763,059
Shares issued to shareholders in reinvestment of dividends	1,279,262	6,206,218	2,561,511	13,375,919

Total issued	1,322,409	6,413,882	2,707,073	14,138,978
Shares redeemed	(4,729,944)	(22,946,919)	(9,390,114)	(48,959,205)

Net decrease	(3,407,535)	$ (16,533,037)	(6,683,041)	$ (34,820,227)

* Commencement of operations.

The Fund charges a 2% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) on Fund shares made within 30 days of purchase. The redemption fee is paid to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term trading into and out of the Fund.

26 BLACKROCK HIGH INCOME FUND

MARCH 31, 2008

Notes to Financial Statements (concluded)

5. Short-Term Borrowings:

The Fund, along with certain other funds managed by the Advisor and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. The Fund may borrow under the credit agreement to fund share-
holder redemptions and for other lawful purposes other than for lever-
age. The Fund may borrow up to the maximum amount allowable under the Fund’s current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. On Nov-
ember 21, 2007, the credit agreement was renewed for one year under substantially the same terms. The Fund pays a commitment fee of
0.06% per annum based on the Fund’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous expenses in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to, at the fund’s election, the federal funds rate plus 0.35% or a base rate as defined in the credit agreement. The Fund did not borrow under the credit agreement during the six months ended March 31, 2008.

6. Capital Loss Carryforward

As of September 30, 2007, the Fund had a capital loss carryforward of $1,929,534,429 of which $60,400,417 expires in 2008,
$387,766,347 expires in 2009, $187,386,138 expires in 2010,
$684,131,730 expires in 2011, $458,613,508 expires in 2012,
$8,631,903 expires in 2013, $59,615,799 expires in 2014 and
$82,988,587 expires in 2015. This amount will be available to offset future realized capital gains.

BLACKROCK HIGH INCOME FUND

MARCH 31, 2008

27

Officers and Directors

James H. Bodurtha, Director
Bruce R. Bond, Director
Donald W. Burton, Director
Richard S. Davis, Director
Stuart E. Eizenstat, Director
Laurence D. Fink, Director
Kenneth A. Froot, Director
Henry Gabbay, Director
Robert M. Hernandez, Director
John F. O’Brien, Director
Roberta Cooper Ramo, Director
Jean Margo Reid, Director
David H. Walsh, Director
Fred G. Weiss, Director
Richard R. West, Director
Donald C. Burke, Fund President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian . Kindelan, Chief Compliance Officer of the Funds
Howard Surloff, Secretary

Custodian
State Street Bank and Trust Company
Boston, MA 02101

Transfer Agent
PFPC Inc.
New York, NY 10286

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public
Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019

28 BLACKROCK HIGH INCOME FUND

MARCH 31, 2008

Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on appli-
cations, forms or other documents; (ii) information about your trans-
actions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-
public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including proce-
dures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or
Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

1)	Access the BlackRock website at http://www.blackrock.com/edelivery

2)	Click on the applicable link and follow the steps to sign up

3)	Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Shareholders Who Hold Accounts Directly with BlackRock:

BLACKROCK HIGH INCOME FUND

MARCH 31, 2008

29

Additional Information (concluded)

Availability of Additional Information (concluded)

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available
(1) without charge, upon request, by calling toll-free (800) 441-7762;
(2) at www.blackrock.com; and (3) on the Securities and Exchange
Commission’s (the “SEC”) website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund votes proxies relating to securities held in the Fund’s portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at
www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s
Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference
Room may be obtained by calling (800) SEC-0330. The Fund’s Forms
N-Q may also be obtained upon request and without charge by calling
(800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM – 6:00 PM EST to get infor-
mation about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional,
Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

30 BLACKROCK HIGH INCOME FUND

MARCH 31, 2008

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio	BlackRock Global Opportunities Portfolio	BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Asset Allocation Portfolio†	BlackRock Global Resources Portfolio	BlackRock Mid-Cap Value Equity Portfolio
BlackRock Aurora Portfolio	BlackRock Global Science & Technology	BlackRock Mid Cap Value Opportunities Fund
BlackRock Balanced Capital Fund†	Opportunities Portfolio	BlackRock Natural Resources Trust
BlackRock Basic Value Fund	BlackRock Global SmallCap Fund	BlackRock Pacific Fund
BlackRock Capital Appreciation Portfolio	BlackRock Healthcare Fund	BlackRock Small Cap Core Equity Portfolio
BlackRock Equity Dividend Fund	BlackRock Health Sciences Opportunities Portfolio*	BlackRock Small Cap Growth Equity Portfolio
BlackRock EuroFund	BlackRock Index Equity Portfolio*	BlackRock Small Cap Growth Fund II
BlackRock Focus Growth Fund	BlackRock International Fund	BlackRock Small Cap Index Fund
BlackRock Focus Value Fund	BlackRock International Index Fund	BlackRock Small Cap Value Equity Portfolio*
BlackRock Fundamental Growth Fund	BlackRock International Opportunities Portfolio	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Global Allocation Fund†	BlackRock International Value Fund	BlackRock S&P 500 Index Fund
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Core Fund	BlackRock Technology Fund
BlackRock Global Emerging Markets Fund	BlackRock Large Cap Growth Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Global Financial Services Fund	BlackRock Large Cap Value Fund	BlackRock Utilities and Telecommunications Fund
BlackRock Global Growth Fund	BlackRock Latin America Fund	BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Commodity Strategies Fund	BlackRock Income Builder Portfolio	BlackRock Low Duration Bond Portfolio
BlackRock Emerging Market Debt Portfolio	BlackRock Inflation Protected Bond Portfolio	BlackRock Managed Income Portfolio
BlackRock Enhanced Income Portfolio	BlackRock Intermediate Bond Portfolio II	BlackRock Short-Term Bond Fund
BlackRock GNMA Portfolio	BlackRock Intermediate Government	BlackRock Strategic Income Portfolio
BlackRock Government Income Portfolio	Bond Portfolio	BlackRock Total Return Fund
BlackRock High Income Fund	BlackRock International Bond Portfolio	BlackRock Total Return Portfolio II
BlackRock High Yield Bond Portfolio	BlackRock Long Duration Fund Portfolio	BlackRock World Income Fund
BlackRock Income Portfolio

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Intermediate Municipal Fund	BlackRock New York Municipal Bond Fund
BlackRock California Insured Municipal Bond Fund	BlackRock Kentucky Municipal Bond Portfolio	BlackRock Ohio Municipal Bond Portfolio
BlackRock Delaware Municipal Bond Portfolio	BlackRock Municipal Insured Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock Florida Municipal Bond Fund	BlackRock National Municipal Fund	BlackRock Short-Term Municipal Fund
BlackRock High Yield Municipal Fund	BlackRock New Jersey Municipal Bond Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios
Conservative Prepared Portfolio	Prepared Portfolio 2010	Prepared Portfolio 2030
Moderate Prepared Portfolio	Prepared Portfolio 2015	Prepared Portfolio 2035
Growth Prepared Portfolio	Prepared Portfolio 2020	Prepared Portfolio 2040
Aggressive Growth Prepared Portfolio	Prepared Portfolio 2025	Prepared Portfolio 2045
Prepared Portfolio 2050
* See the prospectus for information on specific limitations on investments in the fund.
† Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK HIGH INCOME FUND

MARCH 31, 2008

31

#10251-2-3/08

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock High Income Fund of BlackRock Bond Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock High Income Fund of BlackRock Bond Fund, Inc.

Date: May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock High Income Fund of BlackRock Bond Fund, Inc.

Date: May 22, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock High Income Fund of BlackRock Bond Fund, Inc.

Date: May 22, 2008